Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2026 HKD ($)
Risks and Uncertainties [Line Items]
Deposit not insured	$ 3,840,578
Cash and cash equivalents	4,699,273	$ 816,771
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Deposit protection board pays compensation	$ 102,041			$ 800,000
Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Risks and Uncertainties [Line Items]
Concentration risk percent
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Risks and Uncertainties [Line Items]
Concentration risk percent